Subsequent events (Details)		1 Months Ended	3 Months Ended	12 Months Ended
	Sep. 25, 2025 shares	Oct. 31, 2025 USD ($) property	Nov. 30, 2025 shares	Aug. 31, 2025 shares	Aug. 31, 2024 USD ($) shares	Aug. 31, 2023 USD ($)	Nov. 04, 2025 EUR (€)
Subsequent events
Number of Voting Common Shares issued to third parties in exchange for services | shares				86,160	760
Proceeds from the disposal of property and equipment | $					$ 93,055	$ 298,383
Issue of voting common shares
Subsequent events
Number of Voting Common Shares issued to third parties in exchange for services | shares			101,598
Number of new stock pursuant to employment agreement issued | shares	285,000
Major business combination | Nautical Ventures
Subsequent events
Number of real estate properties sold | property		2
Number of real estate properties held | property		6
Proceeds from the disposal of property and equipment | $		$ 3,800,000
Major business combination | Nautical Ventures | Real Estate Note | Roger Moore
Subsequent events
Notional amount | $		$ 2,000,000
Litigation for maintaining floor for the conversion price
Subsequent events
Stated amount of the Claim | €							€ 398,050